Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Aug. 31, 2015	Aug. 31, 2014
Cash flows from operating activities:
Net Loss	$ (118,896)	$ (28,969)	$ (84,636)	$ (9,584)
Changes in net assets and liabilities:
(Increase) in current assets		(15,000)	(15,000)
Increase in accounts payable & accrued liabilities	4,385	366	1,166	1,390
Cash used in operating activities:	(114,511)	(43,603)	(98,470)	(8,194)
Cash flows from financing activities:
Proceeds from issuance of common stock	70,000
Proceeds from related party loans	64,734	95,000	125,000	(75,000)
Repayment of related party loans		(25,000)	(25,000)
Cash provided by (used in) financing activities	134,734	70,000	100,000	(75,000)
Change in cash	20,223	26,397	1,530	(83,194)
Cash-beginning of period	6,700	5,170	5,170	88,364
Cash-end of period	26,923	31,567	6,700	5,170
Non-cash investing and financing activities:
Recapitalization adjustment			$ 192